OTHER PAYABLES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
OTHER PAYABLES
Salaries and welfare payable	¥ 13,617	¥ 14,048
Interest payable	549	822
Payables for constructions	68,492	54,596
Other payables	71,833	93,764
Taxes other than income tax	23,655	76,458
Other payables, total	¥ 178,146	¥ 239,688